Consolidated Statement of Changes in Shareholders' Equity - EUR (€)	Total	Share capital [member]	Share premium [member]	Other reserves [member]	Currency translation reserve [member]	Accumulated losses [member]
Beginning balance at Dec. 31, 2020	€ 95,785,829	€ 235,693	€ 138,034,580	€ 1,979,875	€ (4,365)	€ (44,459,954)
Net loss	(42,730,779)					(42,730,779)
Increase in par value		2,592,621	(2,592,621)
Issue of share capital	157,155,899	1,141,329	156,014,570
Transaction costs on issue of shares	(13,154,360)		(13,154,360)
Currency translation reserve	30,293				30,293
Settlement of share-based payments	(330,199)	8,584	440,731	(401,846)		(377,668)
Share-based payments	8,196,387			8,196,387
Ending balance at Dec. 31, 2021	204,953,070	3,978,227	278,742,900	9,774,416	25,928	(87,568,401)
Net loss	(76,332,557)					(76,332,557)
Issue of share capital	9,535,473	70,572	9,464,901
Transaction costs on issue of shares	(307,710)		(307,710)
Tax effect on transaction costs	257,734		257,734
Currency translation reserve	17,362				17,362
Settlement of share-based payments	(213,542)	9,177	1,019,372	(954,157)		(287,934)
Share-based payments	11,349,200			11,349,200
Ending balance at Dec. 31, 2022	149,259,030	4,057,976	289,177,197	20,169,459	43,290	(164,188,892)
Net loss	(100,875,068)					(100,875,068)
Issue of share capital	342,558,848	2,169,859	340,388,989
Transaction costs on issue of shares	(17,712,292)		(17,712,292)
Tax effect on transaction costs	714,733		714,733		0
Currency translation reserve	(57,874)				(57,874)
Settlement of share-based payments	(502,200)	46,998	3,243,359	(2,937,889)	0	(854,668)
Share-based payments	10,663,226			10,663,226
Ending balance at Dec. 31, 2023	€ 384,048,403	€ 6,274,833	€ 615,811,986	€ 27,894,796	€ (14,584)	€ (265,918,628)